Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Goodwill and intangible assets are summarized as follows:

	December 31,
(Dollars in thousands)	2016	2015
Goodwill	$11,854	$11,854
Core deposits intangible	1,026	1,430
Total	$12,880	$13,284

Amortization expense of intangible assets was $404,000 and $428,000 for the years ended December 31, 2016 and 2015, respectively.

Scheduled amortization of the core deposits intangible is as follows:

(Dollars in thousands)
	2017	$384
	2018	305
	2019	110
	2020	88
	2021	67
	Thereafter	72
		$1,026